Taxes (Details) - Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate [Abstract]
Income (benefit) expense computed based on PRC statutory rate		$ (1,410,804)	$ (440,955)	$ 491,555
Tax effect of different tax rates in other jurisdictions		601,772	8,384
Tax effect of unrecognized loss		632,545	352,703
Change in valuation allowance		228,862	409,099	100,244
Non-deductible items and others	[1]	84,463	25,298	68,059
Income tax expense		$ 136,838	$ 354,529	$ 659,858

[1]	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.